Redacted Loan ID	Loan ID	Loan Number	Borrower	Property State	As-of Date	Is Due Date Available?	Due Date	Default Status	Are there any missing comments during the review period?	Missing Comments Starting 1	Missing Comments End 1	Missing Comments Starting 2	Missing Comments End 2	Exception Comments	Summary Comment	Last Borrower Contact Date	Servicer Contact Attempts	Borrower Contact Comment	Borrower Intention	Active Cease and Desist Order?	Reason For Default	Future Default Risk	Imminent Default probable?	Ability to Pay	Willingness to Pay	Evidence of Dispute	Is there evidence the primary borrower or co-borrower is deceased?	Last Inspection Completed Date	Does the inspection occupancy match the borrower occupancy?	Current Occupancy - inspection	Occupancy - borrower	First Vacancy Date	Foreclosure?	Foreclosure Initiation Date	Last FC Stage	Last FC Stage Date	Is there evidence the current foreclosure may be dismissed?	FCL Delay Code	Greater than 1 year DQ and not in FCL flag	Unexplained Lack of Enforcement (Non-Foreclosure Related)	Bankruptcy?	Bankruptcy Chapter	Last Filing Date	Case Number	Current Bankruptcy Status	Bankruptcy Status date	Last Bankruptcy Stage	Last Bankruptcy Stage Date	Loss Mit?	Current Loss Mitigation Type	Current Loss Mit Status	Current Loss Mit Status Date	Previous Loss Mitigation Type	Previous Loss Mit Status	Previous Loss Mit Status Date	HHF Assistance?	Mediation Hearing?	Damage Flag	Damage Type	Estimated damage amount	Poor Property Condition with No Reported Damage?	Property Type Exception?	REO	REO Status	Evidence of Litigation	Active Military/SCRA Flag	Is there evidence of title issues?	Title Issue Type	Is there evidence the loan has been Paid in Full?	Is there evidence the loan has been charged off?	Unsecured Collateral?	Is there evidence of unpaid delinquent property taxes?	Delinquent Property Tax Amount	Evidence of ongoing insurance issue?	Evidence that property is located in a current FEMA disaster area?	Additional Risk Factors	Servicer	Last Activity	Current Occupancy	Current Occupancy - Inspection2	Occupancy - Borrower3	Foreclosure Comment	Bankruptcy Comment	Loss Mitigation Type	Modification Status	Loss Mitigation Status	Loss Mitigation Comment	Damage Comment	Exceptions Identified?
9680EB4C-3508-46C6-9D3A-EF1480996CD4	xxx	xxx	xxx	CA	7/31/2021	Yes	6/XX/2020	Collections	No
• GREATER THAN 1 YEAR DQ AND NOT IN FCL: The loan is currently due for 6/XX/2020, and the foreclosure process was not initiated as of 7/XX/2021 due to the foreclosure moratorium extension through 7/31/2021 due to COVID-19.

LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was xxx. Comments on xxx indicate the borrower called to follow up on the status of the loss mitigation review.  During the call, the servicer told the borrower that the servicer needed a signed and dated hardship letter, and an unemployment award letter.  Comments on xxx indicate the servicer received documents by fax that day, but comments on xxx indicate the servicer still required additional documents from the borrower to complete the loss mitigation packet.
LOSS MITIGATION: There is evidence of a previous Completed Forbearance associated with this loan.  The prior loss mitigation review of Forbearance was Completed on 4/7/2021.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																8/26/2021	Contact made with borrower
Comments on 8/26/2021 indicate the borrower called to follow up on the status of the loss mitigation review.  During the call, the servicer told the borrower that the servicer needed a signed and dated hardship letter, and an unemployment award letter.  Comments on 8/27/2021 indicate the servicer received documents by fax that day, but comments on 8/30/2021 indicate the servicer still required additional documents from the borrower to complete the loss mitigation packet.
																			Retention	No	Curtailment of Income	Medium	No	Medium	Medium	No	No		N/A		Not Determined		Never						Yes	No	Never								Previously				Forbearance	Completed	4/7/2021	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
0C86500C-3422-41E3-9CF8-14092E73F4E5	xxx	xxx	xxx	NV	7/31/2021	Yes	6/XX/2021	Collections	No
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 5/18/2020. Servicing notes on 05/18/2020 indicate the borrower was dissatisfied due to a payment issue. The borrower is unable to pay online and needs to make a payment with the default repayment plan.
LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan.  The prior loss mitigation review of Repayment Plan was Completed on 5/18/2020.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																5/18/2020	Contact made with borrower	Servicing notes on 5/18/2020 indicate the borrower was dissatisfied due to a payment issue. The borrower is unable to pay online and needs to make a payment with the default repayment plan.	No Contact	No	Not Determined	Medium	No	Medium	Medium	No	No		N/A		Not Determined		Never						No	No	Previously	Not Determined		Not Determined	Discharged		Discharged		Previously				Repayment Plan	Completed	5/18/2020	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
1246388	xxx	xxx	xxx	IL	7/31/2021	Yes	6/XX/2021	Collections	No
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/15/2021. The borrower called on 6/15/2021 and was advised of the total amount due as well as the missing documents needed to continue the review. The borrower was also advised that a payment needs to be made within 16 days to avoid fees, three days to avoid negative credit and 120 days to avoid pre-foreclosure actions. The borrower promised to send in the missing documents. as of the end of the review period, there is still missing documents.
LOSS MITIGATION: There is evidence of a previous Completed Forbearance associated with this loan.  The prior loss mitigation review of Forbearance was Completed on 9/30/2020.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																6/15/2021	Contact made with borrower
The borrower called on 6/15/2021 and was advised of the total amount due as well as the missing documents needed to continue the review. The borrower was also advised that a payment needs to be made within 16 days to avoid fees, three days to avoid negative credit and 120 days to avoid pre-foreclosure actions. The borrower promised to send in the missing documents. as of the end of the review period, there is still missing documents.
																			Retention	No	Not Determined	Medium	No	Medium	Medium	No	No		N/A		Not Determined		Never						No	No	Never								Previously				Forbearance	Completed	9/30/2020	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3C03B10E-10A3-41E7-80DD-4DB50D8FEF8C	xxx	xxx	xxx	NY	7/31/2021	Yes	3/XX/2021	Collections	No					• DECEASED BORROWER OR CO-BORROWER: Comments on 2/7/2020 indicate the borrower is deceased.
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Unable to Contact Borrower.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Discharged on xxx. The most recently documented status of the bankruptcy was Discharged as of xxx.
BORROWER CONTACT: Not attempting to contact borrower for unknown reason.  There is no evidence of recent borrower contact.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill completed on xxx.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on xxx.
																	Not attempting to contact borrower for unknown reason		No Contact	No	Unable to Contact Borrower	High	No	Not Determined	Not Determined	No	Yes		N/A		No Borrower Contact		Previously		Close and Bill	xxx	No	N/A	No	No	Previously	7	xxx	xxx	Discharged	8/12/2020	Discharged	8/12/2020	Previously				Loan Modification	Completed	2/27/2020	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
E4236C94-ABC9-4328-9E85-230B0DC7E24C	xxx	xxx	xxx	CO	7/31/2021	Yes	5/XX/2021	Collections	No
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Unable to Contact Borrower.
BORROWER CONTACT: Not attempting to contact borrower for unknown reason.  There is no evidence of recent borrower contact.
LOSS MITIGATION: There is evidence of a previous Completed Repayment Plan associated with this loan.  The date of the prior loss mitigation status is not available.
																	Not attempting to contact borrower for unknown reason		No Contact	No	Unable to Contact Borrower	Medium	No	Medium	Medium	No	No		N/A		No Borrower Contact		Never						No	No	Never								Previously				Repayment Plan	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
4478063B-6166-4A0D-B5F4-5886F28E122B	xxx	xxx	xxx	NY	7/31/2021	Yes	10/XX/2021	Current	No
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 10/1/2019. The most recent borrower contact occurred on 10/1/2019, in which borrower inquired about the late charge assessed on the account and was advised of the 15 day grace period, no further details were provided.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																10/1/2019	Contact made with borrower
The most recent borrower contact occurred on 10/1/2019, in which borrower inquired about the late charge assessed on the account and was advised of the 15 day grace period, no further details were provided.
																			No Contact	No	Current	Low	No	High	High	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
765BEDAF-20E7-4536-9BC2-C5842E2DA601	xxx	xxx	xxx	MN	7/31/2021	Yes	10/XX/2021	Current	No
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/15/2019. The borrower called in on 8/15/2019 to verify their payment amount before scheduling their payment online. The borrower then scheduled a payment in the amount of $2,195.00.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																8/15/2019	Contact made with borrower	The borrower called in on 8/15/2019 to verify their payment amount before scheduling their payment online. The borrower then scheduled a payment in the amount of $2,195.00.	No Contact	No	Current	Medium	No	Medium	Medium	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
FD94D99C-80CC-4095-8120-1B5D2C0A6F9B	xxx	xxx	xxx	MA	7/31/2021	Yes	5/XX/2021	Bankruptcy Ch. 11	No
LOAN STATUS: The loan is currently in Bankruptcy Ch. 11 status. The reason for default is reported to be Not Determined.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 11 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 7/31/2021. The most recently documented status of the bankruptcy was Performing under Plan as of 7/31/2021.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/27/2021. Servicing notes on 07/27/2021 indicate the borrower is requesting a loss mitigation packet for loans not being serviced by the servicer.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																7/27/2021	Contact made with borrower	Servicing notes on 7/27/2021 indicate the borrower is requesting a loss mitigation packet for loans not being serviced by the servicer.	Retention	No	Not Determined	Medium	No	Medium	Medium	No	No		N/A		Not Determined		Never						No	No	Currently	11	xxx	xxx	Active	7/31/2021	Performing under Plan	7/31/2021	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D7A6B115-F02E-417F-B0D3-43D613479F7E	xxx	xxx	xxx	VA	7/31/2021	Yes	8/XX/2021	Current/Bankruptcy	No
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 7/31/2021. The most recently documented status of the bankruptcy was Performing under Plan as of 7/31/2021.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/29/2021. On 6/29/2021, the borrower called in to verify their payment in the amount of $1,520.00 was applied to their mortgage and they were advised it had.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																6/29/2021	Contact made with borrower	On 6/29/2021, the borrower called in to verify their payment in the amount of $1,520.00 was applied to their mortgage and they were advised it had.	Retention	No	Current	Medium	No	Medium	High	No	No		N/A		Not Determined		Never						No	No	Currently	13		xxx	Active	7/31/2021	Performing under Plan	7/31/2021	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
CD65E5BD-6DCA-472A-8A57-F8487379D6E3	xxx	xxx	xxx	MO	7/31/2021	Yes	3/XX/2021	Collections	No
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Unable to Contact Borrower.
BORROWER CONTACT: Contact attempted but unable to contact borrower.  There is no evidence of recent borrower contact.
LOSS MITIGATION: There is evidence of a previous Completed Payment Deferral/Extension associated with this loan.  The prior loss mitigation review of Payment Deferral/Extension was Completed on 4/19/2021.
OCCUPANCY: The most recent inspection was completed on 4/14/2021.  The inspection determined the occupancy of the property was Occupied by Unknown.
																	Contact attempted but unable to contact borrower		No Contact	No	Unable to Contact Borrower	High	No	Low	Low	No	No	4/14/2021	N/A	Occupied by Unknown	No Borrower Contact		Never						No	No	Never								Previously				Payment Deferral/Extension	Completed	4/19/2021	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
6972D883-FCE0-47B6-BF0E-EBB3345CE971	xxx	xxx	xxx	MD	7/31/2021	Yes	8/XX/2021	Current	No
LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 7/31/2021. The most recently documented status of the bankruptcy was Performing under Plan as of 7/31/2021.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/2/2021. Servicing notes on 9/2/2021 indicate the borrower called in to make a payment in the amount of $1,435.31.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																9/2/2021	Contact made with borrower	Servicing notes on 9/2/2021 indicate the borrower called in to make a payment in the amount of $1,435.31.	Retention	No	Current	Medium	No	Medium	Medium	No	No		N/A		Not Determined		Never						No	No	Currently	13		xxx	Active	7/31/2021	Performing under Plan	7/31/2021	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
743434DE-50CB-4086-9997-7C4DE8A646BB	xxx	xxx	xxx	OH	7/31/2021	Yes	8/XX/2021	Collections	No
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Unable to Contact Borrower.
BORROWER CONTACT: Contact attempted but unable to contact borrower.  There is no evidence of recent borrower contact.
OCCUPANCY: The most recent inspection was completed on 2/14/2020.  The inspection determined the occupancy of the property was Occupied by Unknown.
																	Contact attempted but unable to contact borrower		No Contact	No	Unable to Contact Borrower	Medium	No	Medium	Medium	No	No	2/14/2020	N/A	Occupied by Unknown	No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
6850CDEF-9D50-4780-8171-22D45E797664	xxx	xxx	xxx	MS	7/31/2021	Yes	8/XX/2021	Current	No
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  There is no evidence of recent borrower contact.
LOSS MITIGATION: There is evidence of a previous Completed Forbearance associated with this loan.  The date of the prior loss mitigation status is not available.
																	Not attempting to contact borrower for valid reason		No Contact	No	Current	Medium	No	Medium	Medium	No	No		N/A		No Borrower Contact		Never						No	No	Never								Previously				Forbearance	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
653A35D6-1C42-45A4-A06E-3D4335F5BFD8	xxx	xxx	xxx	KY	7/31/2021	Yes	5/XX/2020	Loss Mitigation	No
• GREATER THAN 1 YEAR DQ AND NOT IN FCL: The pay history indicated the due date as 5/1/2020 and the loan is not in foreclosure. The account was enrolled in a forbearance on 9/9/2020 and the borrower pursued a loan modification with the acknowledgement of a loss mitigation package on xxx. The loan modification remained under review through the end of the review period.
• ACTIVE LOSS MITIGATION: Commentary on 3/30/2021 indicated an Acknowledgment letter was sent to the borrower a receipt of the loss mitigation package and a complete package was noted on xxx. On xxx the account was noted in an active loss mitigation status and there were no indications the status was changed through the end of the review period.
• DECEASED BORROWER OR CO-BORROWER: Commentary on 4/9/2021 indicated the death certificate was outstanding and on 5/25/2021 the death certificate for the borrower was noted in the system. There were no further details provided in regards to the date of death.

LOAN STATUS: The loan is currently in Loss Mitigation status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/2/2021. The most recent contact with the borrower on 8/2/2021 indicated the borrower would send in the missing documents for the loan modification review and the complete package was noted as received on 8/10/2021. Commentary on xxx indicated the account was in an active loss mitigation status pending review and there were no indications the status changed through the end of the review period.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
LOSS MITIGATION: There is evidence of an active Loan Modification associated with this loan. The Loan Modification review remained in process as of 7/31/2021. The prior loss mitigation review of Forbearance was Completed on 3/30/2021.
OCCUPANCY: The most recent inspection was completed on 7/1/2021.  The inspection determined the occupancy of the property was Not Determined.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
																8/2/2021	Contact made with borrower
The most recent contact with the borrower on 8/2/2021 indicated the borrower would send in the missing documents for the loan modification review and the complete package was noted as received on 8/10/2021. Commentary on 8/26/2021 indicated the account was in an active loss mitigation status pending review and there were no indications the status changed through the end of the review period.
																			Retention	No	Curtailment of Income	High	No	Low	Low	No	Yes	7/1/2021	N/A	Not Determined	Owner Occupied		Never						Yes	No	Never								Currently	Loan Modification	In Process	7/31/2021	Forbearance	Completed	3/30/2021	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
96564E4E-4CE7-435F-B3F7-4574DD159430	xxx	xxx	xxx	GA	7/31/2021	Yes	10/XX/2020	Collections	No
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/30/2021. The borrower called in to make a payment and the servicer waived the one time phone fee as the borrower was unaware of the fee.  According to the payment history, the borrower made a payment in the amount of $2,500.00 on 4/30/2021.  The borrower had no further questions.
LOSS MITIGATION: There is evidence of a previous Completed Forbearance associated with this loan.  The prior loss mitigation review of Forbearance was Completed on 12/8/2020.
OCCUPANCY: The most recent inspection was completed on 4/2/2021.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
																4/30/2021	Contact made with borrower
The borrower called in to make a payment and the servicer waived the one time phone fee as the borrower was unaware of the fee.  According to the payment history, the borrower made a payment in the amount of $2,500.00 on 4/30/2021.  The borrower had no further questions.
																			Not Determined	No	Not Determined	High	No	Low	Low	No	No	4/2/2021	N/A	Occupied by Unknown	Not Determined		Never						No	No	Never								Previously				Forbearance	Completed	12/8/2020	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
DA671B42-BC86-4317-8B3D-DBFE8AFF3582	xxx	xxx	xxx	MO	7/31/2021	Yes	8/XX/2021	Current/Bankruptcy	No
LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 7/31/2021. The most recently documented status of the bankruptcy was Performing under Plan as of 7/31/2021.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/12/2021. The most recent contact with the borrower on 8/12/2021 indicated the borrower requested the payment confirmation number for the payment completed in the amount of $1,292.38; however, the borrower was advised no confirmation number was available. The borrower was advised the payment was noted on the account.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																8/12/2021	Contact made with borrower	The most recent contact with the borrower on 8/12/2021 indicated the borrower requested the payment confirmation number for the payment completed in the amount of $1,292.38; however, the borrower was advised no confirmation number was available. The borrower was advised the payment was noted on the account.	Retention	No	Current	Medium	No	Medium	Medium	No	No		N/A		Not Determined		Never						No	No	Currently	13		xxx	Active	7/31/2021	Performing under Plan	7/31/2021	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
46476588-CC5D-4F9C-B66B-EA41CC64B6DB	xxx	xxx	xxx	OH	7/31/2021	Yes	7/XX/2020	Collections	No
• GREATER THAN 1 YEAR DQ AND NOT IN FCL: The borrower was offered a forbearance extension on four different occasions. First, offer to begin 10/3/2020, 11/3/2020, 12/3/2020 and 1/3/2021. The borrower was unresponsive to the four offer dates. On xxx, the loan was reviewed and rejected for foreclosure due to the Foreclosure Moratorium and was extended through xxx. Commentary dated xxx, indicates the loan is subject to Covid-19 hold until xxx.

LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 6/5/2020. The borrower emailed the servicer on 6/5/2020, to inquire if they would receive their 1098 year end statement. The servicer’s response was they should.
OCCUPANCY: The most recent inspection was completed on 4/9/2021.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
																6/5/2020	Contact made with borrower	The borrower emailed the servicer on 6/5/2020, to inquire if they would receive their 1098 year end statement. The servicer’s response was they should.	No Contact	No	Not Determined	High	No	Low	Low	No	No	4/9/2021	N/A	Occupied by Unknown	Not Determined		Never						Yes	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
72C35860-1EFB-4A11-BDBE-8F8867513C68	xxx	xxx	xxx	ID	7/31/2021	Yes	5/XX/2021	Collections	No
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Unable to Contact Borrower.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is xxx. The bankruptcy was Terminated on 4/XX/2020. The most recently documented status of the bankruptcy was Terminated as of 4/XX/2020.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  There is no evidence of recent borrower contact.
OCCUPANCY: The most recent inspection was completed on 7/20/2021.  The inspection determined the occupancy of the property was Occupied by Unknown.
																	Not attempting to contact borrower for valid reason		No Contact	No	Unable to Contact Borrower	Medium	No	Medium	Medium	No	No	7/20/2021	N/A	Occupied by Unknown	No Borrower Contact		Never						No	No	Previously	7	xxx	xxx	Terminated	4/14/2020	Terminated	4/14/2020	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D48240D0-1BE2-4BA4-B25A-F2C7E2D94E28	xxx	xxx	xxx	PA	7/31/2021	Yes	6/XX/2021	Collections	No
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Illness.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/6/2020. The borrower called on 4/6/2020 advising that a payment can not be made on the 16th due to hardship. The borrower indicated that a payment would be made on the 20th. Per the payment history, a payment was made on 4/20/2020 in the amount of $718.01.

OCCUPANCY: The most recent inspection was completed on 1/3/2021.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
																4/6/2020	Contact made with borrower
The borrower called on 4/6/2020 advising that a payment can not be made on the 16th due to hardship. The borrower indicated that a payment would be made on the 20th. Per the payment history, a payment was made on 4/20/2020 in the amount of $718.01.
																			No Contact	No	Illness	High	No	Medium	Medium	No	No	1/3/2021	N/A	Occupied by Unknown	Owner Occupied		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
D4EA9AF6-35B1-4D40-B53D-5BC8E1BEF0D0	xxx	xxx	xxx	IL	7/31/2021	Yes	8/XX/2021	Collections	No					• DECEASED BORROWER OR CO-BORROWER: Servicing notes on 11/21/2019 indicate the borrower passed away; however, documentation was not received.
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/15/2021. The authorized party third called in on 7/15/2021 regarding the account. The borrower was advised of the needed documents such as the death certificate and executive of estate appointment. There is no indication they were received by the end of the review period.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																7/15/2021	Contact made with borrower
The authorized party third called in on 7/15/2021 regarding the account. The borrower was advised of the needed documents such as the death certificate and executive of estate appointment. There is no indication they were received by the end of the review period.
																			Retention	No	Not Determined	Medium	No	Medium	Medium	No	Yes		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
34EB1D99-2946-4123-A69A-B6F92CCC3BC5	xxx	xxx	xxx	OH	7/31/2021	Yes	5/XX/2021	Collections	No
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/29/2021. The most recent contact with the borrower on 7/29/2021 indicated the borrower completed a payment in the amount of $2,989.86 and was provided a phone fee waiver due to not knowing about the completion of payments on the automated system.
LOSS MITIGATION: There is evidence of a previous Denied Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Denied on 6/8/2021.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																7/29/2021	Contact made with borrower
The most recent contact with the borrower on 7/29/2021 indicated the borrower completed a payment in the amount of $2,989.86 and was provided a phone fee waiver due to not knowing about the completion of payments on the automated system.
																			Not Determined	No	Not Determined	High	No	Low	Low	No	No		N/A		Not Determined		Never						No	No	Never								Previously				Loan Modification	Denied	6/8/2021	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
1D673156-BAE3-476E-A3DC-48F8EAF98F0F	xxx	xxx	xxx	TX	7/31/2021	Yes	8/XX/2021	Collections	No
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/20/2020. On 11/20/2020, the borrower called in for a change to their mailing address and with general questions regarding the account.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																11/20/2020	Contact made with borrower	On 11/20/2020, the borrower called in for a change to their mailing address and with general questions regarding the account.	No Contact	No	Not Determined	Medium	No	Medium	Medium	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
C11A1AD2-1C53-49F2-87C1-26EE90AF9397	xxx	xxx	xxx	Missing	7/31/2021	Yes	11/XX/2020	Loss Mitigation	No
• ACTIVE LOSS MITIGATION: The servicing notes entered 8/24/2021 reflect a phone conversation with the borrower, the authorized 3rd party, and the loan servicers assigned SPOC (single point of contact). The agent informed the borrower of the loan modification denial, and the terms of the forbearance repayment agreement.  The borrower agreed and stated they will return the agreement back.
• DECEASED BORROWER OR CO-BORROWER: The co-borrower called in on 3/12/2021 to advise the borrower had passed away. A death certificate was received on 3/19/2021.

LOAN STATUS: The loan is currently in Loss Mitigation status. The reason for default is reported to be Illness.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/24/2021. On 8/24/2021, the servicing agent informed the borrower and the authorized 3rd party of the loan modification denial. They also discussed the terms of the forbearance repayment agreement.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
LOSS MITIGATION: There is evidence of an active Forbearance associated with this loan. The Forbearance review remained in process as of 7/31/2021. The prior loss mitigation review of Loan Modification was Denied on 8/20/2021.
																8/24/2021	Contact made with borrower	On 8/24/2021, the servicing agent informed the borrower and the authorized 3rd party of the loan modification denial. They also discussed the terms of the forbearance repayment agreement.	Retention	No	Illness	Medium	No	Low	High	No	Yes		N/A		Owner Occupied		Never						No	No	Never								Currently	Forbearance	In Process	8/23/2021	Loan Modification	Denied	8/20/2021	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
5992FEE9-0EA1-44DE-B880-3765689309BA	xxx	xxx	xxx	MD	7/31/2021	Yes	8/XX/2021	Collections	No
• BORROWER DISPUTE: The borrower asked to have their escrow waived as of 4/6/2021 and paid $5,843.63 to have it removed while bringing the account current. The borrower called in on 8/3/2021 and requested a payment history as their escrow account had not been waived. The borrower stated they were  not behind and that the payments had been misapplied. There is no indication the dispute was handled by the end of the review period.

LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Payment Dispute.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/19/2021. The borrower was contacted on 8/19/2021 regarding a courtesy call for their payment due 8/1/2020. The borrower began agitated as they did not believe they were past due.
OCCUPANCY: The most recent inspection was completed on 2/5/2021.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Owner Occupied.
																8/19/2021	Contact made with borrower	The borrower was contacted on 8/19/2021 regarding a courtesy call for their payment due 8/1/2020. The borrower began agitated as they did not believe they were past due.	Retention	No	Payment Dispute	Medium	No	Medium	Medium	Yes	No	2/5/2021	Yes	Occupied by Unknown	Owner Occupied		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
352EFBA0-007D-496D-9AE9-6ADE9A9FDEBD	xxx	xxx	xxx	Missing	7/31/2021	Yes	7/XX/2021	Collections	No
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/16/2021. The borrower called in to make a payment in the amount of $630.24 on 3/16/2021.  The borrower indicated that they thought they had until the 21st of the month to make the payment.  The servicer explained the grace period and the borrower had no further question.   The payment history confirmed the payment was applied as requested.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																3/16/2021	Contact made with borrower
The borrower called in to make a payment in the amount of $630.24 on 3/16/2021.  The borrower indicated that they thought they had until the 21st of the month to make the payment.  The servicer explained the grace period and the borrower had no further question.   The payment history confirmed the payment was applied as requested.
																			Not Determined	No	Not Determined	Low	No	Medium	Medium	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
C76E8635-BB05-435E-914C-85B47405E4DC	xxx	xxx	xxx	Missing	7/31/2021	Yes	8/XX/2021	Current	No
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/12/2019. The borrower called the servicer on 12/12/2019 as their bank indicted that the bill payment sent in October was sent back.  The servicer explained that the updated escrow analysis from June 2019 reflected a shortage for the 8/21/2019 payment.  As such, the August and September payments were short funds and at the time due for two payments and late charges.  The borrower confirmed they reside in the property and had no further questions.
																12/12/2019	Contact made with borrower
The borrower called the servicer on 12/12/2019 as their bank indicted that the bill payment sent in October was sent back.  The servicer explained that the updated escrow analysis from June 2019 reflected a shortage for the 8/21/2019 payment.  As such, the August and September payments were short funds and at the time due for two payments and late charges.  The borrower confirmed they reside in the property and had no further questions.
																			No Contact	No	Current	Low	No	High	High	No	No		N/A		Owner Occupied		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
7AAAD62D-4A7A-47BC-8C00-A5974213865D	xxx	xxx	xxx	MI	7/31/2021	Yes	7/XX/2021	Collections	No
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.  The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 5/14/2021. Servicing notes on 05/14/2021 indicate the borrower called to make a payment, and was provided the confirmation number via text message.
OCCUPANCY: The most recent inspection was completed on 6/14/2021.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
																5/14/2021	Contact made with borrower	Servicing notes on 05/14/2021 indicate the borrower called to make a payment, and was provided the confirmation number via text message.	Not Determined	No	Not Determined	Medium	No	Medium	Medium	No	No	6/14/2021	N/A	Occupied by Unknown	Not Determined		Never						No	No	Previously	7		Not Determined	Discharged		Discharged		Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
C862AE72-CE93-49B7-8E43-D419E69C2585	xxx	xxx	xxx	MO	7/31/2021	Yes	8/XX/2021	Collections	No					• DECEASED BORROWER OR CO-BORROWER: Commentary on 7/2/2021 indicated the borrower was deceased; however, no date of death or death certificate was noted as received.
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/8/2021. The most recent contact with the borrower on 4/8/2021 indicated the borrower completed a payment in the amount of $1,345.60, received a phone payment fee waiver, and the pay history confirmed a payment was received.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																4/8/2021	Contact made with borrower
The most recent contact with the borrower on 4/8/2021 indicated the borrower completed a payment in the amount of $1,345.60, received a phone payment fee waiver, and the pay history confirmed a payment was received.
																			Not Determined	No	Not Determined	Medium	No	Medium	Medium	No	Yes		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
A3A8644E-D697-42FF-BD6F-00597EF1810A	xxx	xxx	xxx	AL	7/31/2021	Yes	8/XX/2021	Collections	No
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/17/2020. The most recent contact with the borrower on 7/17/2020 indicated the borrower never signed papers to be associated with the loan and the borrower was attempting to purchase a mobile home; however, the purchase was affected by the borrower being associated with the loan. There were no additional comments regarding the conversation with the borrower; however, on 3/8/2021 the account was noted as reporting accurate to the credit bureau with the account information matching the borrower's information.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																7/17/2020	Contact made with borrower
The most recent contact with the borrower on 7/17/2020 indicated the borrower never signed papers to be associated with the loan and the borrower was attempting to purchase a mobile home; however, the purchase was affected by the borrower being associated with the loan. There were no additional comments regarding the conversation with the borrower; however, on 3/8/2021 the account was noted as reporting accurate to the credit bureau with the account information matching the borrower's information.
																			No Contact	No	Not Determined	Medium	No	Medium	Medium	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
84515480-A4B2-4755-9E55-9EF9E4894807	xxx	xxx	xxx	GA	7/31/2021	Yes	3/XX/2020	Collections	No
• GREATER THAN 1 YEAR DQ AND NOT IN FCL: The comment on 7/2/2020 indicate that the file was on moratorium hold due to covid19, per comment on 7/22/2021 the file remains on covid19 hold through 7/31/2021.
• HARDEST HIT FUND: Commentary dated 12/9/2019, indicates the servicer sent a request to the state advising the total amount due $4,207.44 good through 1/9/2020. Amount includes the past due amount of $3,357.50, $774.94 next payment amount and $75 for property inspection. The servicer sent over an updated breakdown with an additional $15.00 corporate advance charge increasing the total amount due $4,222.44. On 12/30/2019, the servicer received documents indicating that the borrower cannot participate in the Hardest Hit Program while attempting to pursue a modification from the state of Georgia. On 12/30/2019, the servicer sent re-instatement quote for the total amount due of $4,997.38 good through 2/14/2020. In which includes the past due amount of $4,132.44, $774.94 escrow advance, $15.00 corporate advance and $75.00 property inspection fee. On 1/30/2020, the servicer received funds totaling $4,997.38 from the Hardest Hit Program. Late fees were waived due to the Hardest Hit Program reinstatement.

LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 7/1/2021. The servicer received a request via email from the borrower requesting a copy of the Lender Place insurance policy via fax. The servicer provided the borrower with a copy via fax on 7/1/2021.
OCCUPANCY: The most recent inspection was completed on 6/10/2021.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
																7/1/2021	Contact made with borrower	The servicer received a request via email from the borrower requesting a copy of the XXXX insurance policy via fax. The servicer provided the borrower with a copy via fax on 7/1/2021.	Not Determined	No	Not Determined	High	No	Low	Low	No	No	6/10/2021	N/A	Occupied by Unknown	Not Determined		Never						Yes	No	Never								Never							Yes	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
907E6D1E-9317-4C88-87F0-1BF9F4CECDBE	xxx	xxx	xxx	WV	7/31/2021	Yes	6/XX/2021	Collections	No
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 5/19/2021. The servicing notes show a courtesy call on 5/19/2021 where the borrower states their son will make the payment soon.  The payment history supports a payment was made on 5/27/2021.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																5/19/2021	Contact made with borrower	The servicing notes show a courtesy call on 5/19/2021 where the borrower states their son will make the payment soon. The payment history supports a payment was made on 5/27/2021.	Retention	No	Not Determined	Medium	No	Medium	Medium	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
91ED4A9E-077B-41FF-BDAB-952C66446453	xxx	xxx	xxx	FL	7/31/2021	Yes	7/XX/2021	Bankruptcy Ch.13	No
LOAN STATUS: The loan is currently in Bankruptcy Ch.13 status. The reason for default is reported to be Not Determined.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 7/31/2021. The most recently documented status of the bankruptcy was Performing under Plan as of 7/31/2021.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/6/2021. The most recent contact with the borrower on 8/06/2021 indicated the borrower set up an automatic draft in the amount of $550.00 on 08/06/2021 and the phone fee was waived.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																8/6/2021	Contact made with borrower	The most recent contact with the borrower on 8/6/2021 indicated the borrower set up an automatic draft in the amount of $550.00 on 08/6/2021 and the phone fee was waived.	Not Determined	No	Not Determined	Medium	No	Medium	Medium	No	No		N/A		Not Determined		Never						No	No	Currently	13		xxx	Active	7/31/2021	Performing under Plan	7/31/2021	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
937D759E-BAB2-4907-9006-66AB60B31590	xxx	xxx	xxx	SC	7/31/2021	Yes	8/XX/2021	Collections	No
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/9/2021. The most recent borrower contact occurred on 2/09/2021 in which borrower called in to confirm payment was received on 02/08/2021, offered web services, verified phone number and updated the mailing address.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																2/9/2021	Contact made with borrower
The most recent borrower contact occurred on 2/09/2021 in which borrower called in to confirm payment was received on 02/08/2021, offered web services, verified phone number and updated the mailing address.
																			Not Determined	No	Not Determined	Medium	No	Medium	Medium	No	No		N/A		Not Determined		Never						No	No	Never								Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
EBDA63AB-4056-44E0-A99E-FFEC953E99DA	xxx	xxx	xxx	NY	7/31/2021	Yes	8/XX/2021	Collections	No
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Unable to Contact Borrower.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  There is no evidence of recent borrower contact.
OCCUPANCY: The most recent inspection was completed on 4/5/2021.  The inspection determined the occupancy of the property was Not Determined.
																	Not attempting to contact borrower for valid reason		No Contact	No	Unable to Contact Borrower	Medium	No	Medium	Medium	No	No	4/5/2021	N/A	Not Determined	No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
35B5D438-6ADF-4F0E-B1D4-D0C5290F4FFD	xxx	xxx	xxx	PA	7/31/2021	Yes	9/XX/2021	Collections	Yes	3/31/2021	7/31/2021			• MISSING COMMENTS: Servicing comments are missing between 3/31/2021 and 7/31/2021.
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Unable to Contact Borrower.
BORROWER CONTACT: Contact attempted but unable to contact borrower.  There is no evidence of recent borrower contact.
																	Contact attempted but unable to contact borrower		No Contact	No	Unable to Contact Borrower	Medium	No	Medium	Medium	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
F6BD5CBB-0F37-4D47-8A02-61779B5807CE	xxx	xxx	xxx	SC	7/31/2021	Yes	10/XX/2020	Bankruptcy Ch.13	No					• FORECLOSURE DELAY: Commentary on 3/30/2020 indicated the foreclosure process was placed on hold due to Covid 19 and remained on hold through xxx as noted on 8/9/2021. Additional commentary on 11/24/2020 indicated a Chapter 13 bankruptcy was filed on xxx and an additional foreclosure hold was noted. Both the bankruptcy and Covid 19 hold remained active through the end of the review period.
LOAN STATUS: The loan is currently in Bankruptcy Ch.13 status. The reason for default is reported to be Not Determined.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 7/31/2021. The most recently documented status of the bankruptcy was Performing under Plan as of 7/31/2021.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 2/28/2020. The last contact with the borrower on 2/28/2020 indicated the borrower was contacted; however, no further information was provided in regards to the conversation. The borrower filed a Chapter 13 bankruptcy on xxx and the bankruptcy remained active through the end of the review period.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on xxx.   The foreclosure is currently delayed due to Bankruptcy Hold.
OCCUPANCY: The most recent inspection was completed on 10/7/2020.  The inspection determined the occupancy of the property was Occupied by Unknown.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
																2/28/2020	Contact made with borrower	The last contact with the borrower on 2/28/2020 indicated the borrower was contacted; however, no further information was provided in regards to the conversation. The borrower filed a Chapter 13 bankruptcy on 11/XX/2020 and the bankruptcy remained active through the end of the review period.	No Contact	No	Not Determined	High	No	Low	Low	No	No	10/7/2020	N/A	Occupied by Unknown	Not Determined		Previously	xxx	Not Determined		No	Bankruptcy Hold	No	No	Currently	13	xxx	xxx	Active	7/31/2021	Performing under Plan	7/31/2021	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
1246571	xxx	xxx	xxx	NC	7/31/2021	Yes	10/XX/2021	Current	No
LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 9/2/2021. The borrower called the servicer to make a one time payment in the amount of $1,569.42 and had no further questions.  The servicer provided the borrower with a confirmation number.  The payment history supported the payment was applied as requested.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																9/2/2021	Contact made with borrower
The borrower called the servicer to make a one time payment in the amount of $1,569.42 and had no further questions.  The servicer provided the borrower with a confirmation number.  The payment history supported the payment was applied as requested.
																			Retention	No	Current	Medium	No	Medium	High	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
1246573	xxx	xxx	xxx	NJ	7/31/2021	Yes	8/XX/2021	Loss Mitigation	No
• ACTIVE LOSS MITIGATION: The comment on 8/31/2021 indicates that a loan modification agreement was received. Per comment on 9/2/2021, the borrower was approved for a loan deferment and the loan modification document was received.  No further details were provided in the comments.

LOAN STATUS: The loan is currently in Loss Mitigation status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/10/2021. The most recent borrower contact occurred on 8/10/2021, in which borrower called with questions about the recent escrow analysis.  Comments indicate the borrower was inquiring about the escrow shortage, but no further details were provided.
LOSS MITIGATION: There is evidence of an active Payment Deferral/Extension associated with this loan. The Payment Deferral/Extension was Approved on 9/2/2021.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																8/10/2021	Contact made with borrower
The most recent borrower contact occurred on 8/10/2021, in which borrower called with questions about the recent escrow analysis.  Comments indicate the borrower was inquiring about the escrow shortage, but no further details were provided.
																			Retention	No	Not Determined	Medium	No	Medium	Medium	No	No		N/A		Not Determined		Never						No	No	Never								Currently	Payment Deferral/Extension	Approved	9/2/2021				No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
760C14E5-3773-45E8-9D2E-C2BCF2C9F49E	xxx	xxx	xxx	MS	7/31/2021	Yes	10/XX/2021	Current	No						LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	Medium	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
AFDE41A1-15F2-4765-880D-8F67B0E5A2D9	xxx	xxx	xxx	MS	7/31/2021	Yes	10/XX/2021	Current/Bankruptcy	No						LOAN STATUS: The loan is currently in Current/Bankruptcy status. BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on xxx. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 7/31/2021. The most recently documented status of the bankruptcy was Performing under Plan as of 7/31/2021. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Medium	No	Medium	Medium	No	No		N/A		No Borrower Contact		Never						No	No	Currently	13	xxx	xxx	Active	7/31/2021	Performing under Plan	7/31/2021	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
1AE163AC-0974-40D2-8516-D38C4805F1EC	xxx	xxx	xxx	SC	7/31/2021	Yes	2/XX/2021	Collections	No
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 5/19/2021. The most recent contact with the borrower on 5/19/2019 indicated the borrower requested a payoff and requested verification of homeowners’ insurance. The servicer provided a verbal payoff, requested the payoff to be mailed to the borrower, and confirmed the borrower has forced place insurance on file. There were no indications the payoff was sent to the borrower through the end of the review period.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																5/19/2021	Contact made with borrower
The most recent contact with the borrower on 5/19/2019 indicated the borrower requested a payoff and requested verification of homeowners’ insurance. The servicer provided a verbal payoff, requested the payoff to be mailed to the borrower, and confirmed the borrower has forced place insurance on file. There were no indications the payoff was sent to the borrower through the end of the review period.
																			Not Determined	No	Not Determined	High	No	Low	Low	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
34A05955-50BA-4066-94F8-BE58262E3F3F	xxx	xxx	xxx	WI	7/31/2021	Yes	8/XX/2021	Collections	No
• LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Unable to Contact Borrower.
• BORROWER CONTACT: Contact attempted but unable to contact borrower.  There is no evidence of recent borrower contact.
																	Contact attempted but unable to contact borrower		No Contact	No	Unable to Contact Borrower	Medium	No	Medium	Medium	No	No		N/A				Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No					No Borrower Contact
468AE473-4C7B-4DBB-A765-17AA11E5CA30	xxx	xxx	xxx	OR	8/31/2016		6/XX/2016	Loss Mitigation
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: Comments on 9/13/2016 reflect the borrower requested a repayment plan and servicer offered a plan for a down payment in the amount of $1,200 for 9/2016 and monthly payments of $2,170.84 from 10/2016 – 01/2017. The investor approved the 5 month repayment plan on 9/13/2016. Down payment has not yet been received.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
																					Curtailment of Income												Never								Never								Currently									No																			BSI		Not Determined					Repayment Plan
Comments on 9/13/2016 reflect the borrower requested a repayment plan and servicer offered a plan for a down payment in the amount of $1,200 for 9/2016 and monthly payments of $2,170.84 from 10/2016 – 01/2017. The investor approved the 5 month repayment plan on 9/13/2016. Down payment has not yet been received.
No